Columbia Variable Portfolio – Small Cap Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	72,660	1,326,772
Entertainment 0.7%
Gaia, Inc.(a)	266,169	819,800
IMAX Corp.(a)	101,960	1,648,693
Playstudios, Inc.(a)	441,656	1,227,804
Total		3,696,297
Interactive Media & Services 0.4%
Shutterstock, Inc.	42,430	1,943,718
Media 0.9%
AdTheorent Holding Co., Inc.(a)	698,511	2,242,220
Innovid Corp.(a)	1,035,547	2,578,512
Total		4,820,732
Wireless Telecommunication Services 0.8%
Telephone and Data Systems, Inc.	158,285	2,535,726
United States Cellular Corp.(a)	52,738	1,924,937
Total		4,460,663
Total Communication Services		16,248,182
Consumer Discretionary 14.4%
Automobile Components 1.7%
Gentherm, Inc.(a)	39,990	2,302,624
Modine Manufacturing Co.(a)	46,879	4,462,412
Visteon Corp.(a)	22,930	2,696,797
Total		9,461,833
Broadline Retail 1.0%
Articore Group Ltd.(a)	2,230,867	803,194
Savers Value Village, Inc.(a)	237,564	4,580,234
Total		5,383,428
Distributors 0.1%
Educational Development Corp.(a)	137,249	284,105
Diversified Consumer Services 1.0%
American Public Education, Inc.(a)	225,946	3,208,433
Stride, Inc.(a)	39,893	2,515,254
Total		5,723,687
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 0.9%
Everi Holdings, Inc.(a)	135,376	1,360,529
PlayAGS, Inc.(a)	376,040	3,376,839
Total		4,737,368
Household Durables 3.6%
Cavco Industries, Inc.(a)	9,377	3,741,986
Century Communities, Inc.	33,860	3,267,490
Hamilton Beach Brands Holding Co.	171,446	4,176,425
iRobot Corp.(a)	52,020	455,695
Landsea Homes Corp.(a)	129,577	1,882,754
Legacy Housing Corp.(a)	93,116	2,003,856
Lifetime Brands, Inc.	173,061	1,813,679
Lovesac Co. (The)(a)	50,800	1,148,080
Universal Electronics, Inc.(a)	133,794	1,339,278
Total		19,829,243
Leisure Products 1.3%
Latham Group, Inc.(a)	360,176	1,426,297
Malibu Boats, Inc., Class A(a)	41,465	1,794,605
Topgolf Callaway Brands Corp.(a)	250,667	4,053,286
Total		7,274,188
Specialty Retail 3.3%
1-800-Flowers.com, Inc., Class A(a)	109,139	1,181,975
Advance Auto Parts, Inc.	58,640	4,989,678
Beyond, Inc.(a)	62,000	2,226,420
Brilliant Earth Group, Inc., Class A(a)	176,181	526,781
Citi Trends, Inc.(a)	52,435	1,422,562
Leslie’s, Inc.(a)	317,140	2,061,410
Lulu’s Fashion Lounge Holdings, Inc.(a)	332,690	465,766
National Vision Holdings, Inc.(a)	131,731	2,919,159
ThredUp, Inc., Class A(a)	622,765	1,245,530
Zumiez, Inc.(a)	69,010	1,048,262
Total		18,087,543

Columbia Variable Portfolio – Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.5%
Canada Goose Holdings, Inc.(a)	178,520	2,152,951
Culp, Inc.(a)	115,710	555,408
Fossil Group, Inc.(a)	392,858	400,715
Movado Group, Inc.	59,485	1,661,416
Steven Madden Ltd.	84,354	3,566,487
Total		8,336,977
Total Consumer Discretionary		79,118,372
Consumer Staples 1.7%
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	52,562	3,015,482
Food Products 0.8%
Fresh Del Monte Produce, Inc.	84,543	2,190,509
Mission Produce, Inc.(a)	162,364	1,927,261
Total		4,117,770
Personal Care Products 0.4%
Honest Co., Inc. (The)(a)	518,521	2,100,010
Total Consumer Staples		9,233,262
Energy 7.0%
Energy Equipment & Services 2.5%
Natural Gas Services Group, Inc.(a)	135,694	2,636,534
Newpark Resources, Inc.(a)	220,838	1,594,450
Pason Systems, Inc.	272,949	3,151,543
Patterson-UTI Energy, Inc.	458,190	5,470,789
Profire Energy, Inc.(a)	430,633	796,671
Total		13,649,987
Oil, Gas & Consumable Fuels 4.5%
CVR Energy, Inc.	96,060	3,425,500
Delek U.S. Holdings, Inc.	107,170	3,294,406
Kinetik Holdings, Inc.	72,123	2,875,544
Magnolia Oil & Gas Corp., Class A	133,080	3,453,426
Murphy Oil Corp.	160,638	7,341,156
Ring Energy, Inc.(a)	936,624	1,835,783
Talos Energy, Inc.(a)	196,791	2,741,299
Total		24,967,114
Total Energy		38,617,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.3%
Banks 10.9%
Bank of Marin Bancorp	46,259	775,764
BankUnited, Inc.	117,982	3,303,496
Banner Corp.	63,954	3,069,792
Capital Bancorp, Inc.	75,727	1,577,393
Central Pacific Financial Corp.	88,023	1,738,454
Columbia Banking System, Inc.	142,542	2,758,188
Community Trust Bancorp, Inc.	34,744	1,481,832
Community West Bancshares	80,308	1,597,326
First Community Corp.	76,287	1,329,682
First Financial Corp.	37,034	1,419,513
Heritage Financial Corp.	96,280	1,866,869
HomeStreet, Inc.	103,202	1,553,190
Northrim BanCorp, Inc.	53,920	2,723,499
Popular, Inc.	64,598	5,690,438
Provident Financial Holdings, Inc.	74,136	991,940
Riverview Bancorp, Inc.	191,369	903,262
Sierra Bancorp	76,380	1,542,876
Southern First Bancshares, Inc.(a)	61,682	1,959,020
Synovus Financial Corp.	109,910	4,402,995
Territorial Bancorp, Inc.	95,937	773,252
Towne Bank	103,280	2,898,037
UMB Financial Corp.	67,513	5,872,956
WaFd, Inc.	118,536	3,441,100
Western New England Bancorp, Inc.	215,414	1,652,225
Zions Bancorp	101,980	4,425,932
Total		59,749,031
Capital Markets 0.6%
StoneX Group, Inc.(a)	50,614	3,556,140
Consumer Finance 0.4%
PROG Holdings, Inc.	65,708	2,262,983
Financial Services 3.9%
Alerus Financial Corp.	84,452	1,843,587
Cass Information Systems, Inc.	24,731	1,191,292
Essent Group Ltd.	126,923	7,553,188
EVERTEC, Inc.	57,340	2,287,866
International Money Express, Inc.(a)	71,710	1,637,139
Columbia Variable Portfolio – Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NMI Holdings, Inc., Class A(a)	135,775	4,390,964
Payoneer Global, Inc.(a)	561,067	2,726,786
Total		21,630,822
Insurance 2.5%
Global Indemnity Group LLC	80,553	2,459,283
Greenlight Capital Re Ltd., Class A(a)	126,893	1,582,356
Horace Mann Educators Corp.	86,612	3,203,778
Mercury General Corp.	88,603	4,571,915
ProAssurance Corp.	133,424	1,715,832
Total		13,533,164
Total Financials		100,732,140
Health Care 8.5%
Biotechnology 3.2%
Apellis Pharmaceuticals, Inc.(a)	53,036	3,117,456
Arrowhead Pharmaceuticals, Inc.(a)	62,669	1,792,333
BioCryst Pharmaceuticals, Inc.(a)	265,617	1,349,334
Bioxcel Therapeutics, Inc.(a)	136,664	385,393
Celcuity, Inc.(a)	71,329	1,540,706
Insmed, Inc.(a)	127,950	3,471,284
Lexicon Pharmaceuticals, Inc.(a)	335,198	804,475
Olema Pharmaceuticals, Inc.(a)	65,408	740,419
SpringWorks Therapeutics, Inc.(a)	54,625	2,688,643
Travere Therapeutics, Inc.(a)	117,682	907,328
uniQure NV(a)	151,510	787,852
Total		17,585,223
Health Care Equipment & Supplies 1.2%
Inogen, Inc.(a)	188,238	1,519,081
LivaNova PLC(a)	76,686	4,289,815
Zimvie, Inc.(a)	52,890	872,156
Total		6,681,052
Health Care Providers & Services 0.8%
Castle Biosciences, Inc.(a)	56,095	1,242,504
Enhabit, Inc.(a)	104,180	1,213,697
Fulgent Genetics, Inc.(a)	72,916	1,582,277
Total		4,038,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.1%
GoodRx Holdings, Inc., Class A(a)	364,083	2,584,989
Teladoc Health, Inc.(a)	167,590	2,530,609
TruBridge, Inc.(a)	95,526	880,750
Total		5,996,348
Life Sciences Tools & Services 0.2%
Codexis, Inc.(a)	289,111	1,008,997
Pharmaceuticals 2.0%
ANI Pharmaceuticals, Inc.(a)	35,779	2,473,402
Perrigo Co. PLC	129,080	4,155,085
Supernus Pharmaceuticals, Inc.(a)	62,517	2,132,455
Taro Pharmaceutical Industries Ltd.(a)	55,446	2,347,584
Total		11,108,526
Total Health Care		46,418,624
Industrials 17.1%
Aerospace & Defense 1.0%
Moog, Inc., Class A	32,414	5,174,895
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	260,421	1,411,482
Building Products 1.6%
AZZ, Inc.	52,472	4,056,610
UFP Industries, Inc.	40,106	4,933,439
Total		8,990,049
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	215,930	1,211,367
Healthcare Services Group, Inc.(a)	125,900	1,571,232
HNI Corp.	66,695	3,009,946
Total		5,792,545
Electrical Equipment 1.7%
Encore Wire Corp.	22,109	5,809,803
GrafTech International Ltd.	819,550	1,130,979
Thermon(a)	78,162	2,557,461
Total		9,498,243

Columbia Variable Portfolio – Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.8%
Hertz Global Holdings, Inc.(a)	279,160	2,185,823
Marten Transport Ltd.	139,166	2,571,788
Schneider National, Inc., Class B	135,090	3,058,437
Werner Enterprises, Inc.	57,040	2,231,405
Total		10,047,453
Machinery 3.3%
Energy Recovery, Inc.(a)	80,697	1,274,206
Gorman-Rupp Co.	48,975	1,936,961
Greenbrier Companies, Inc. (The)	59,428	3,096,199
Hurco Companies, Inc.	70,971	1,430,775
John Bean Technologies Corp.	36,020	3,778,138
Manitex International, Inc.(a)	151,780	1,041,211
Markforged Holding Corp.(a)	800,917	669,567
Miller Industries, Inc.	23,276	1,166,127
Mueller Industries, Inc.	69,124	3,727,857
Total		18,121,041
Marine Transportation 1.6%
Costamare, Inc.	233,585	2,651,190
Kirby Corp.(a)	66,097	6,300,366
Total		8,951,556
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.(a)	112,049	1,690,819
Professional Services 3.1%
Alight, Inc., Class A(a)	590,998	5,821,330
IBEX Holdings Ltd.(a)	100,060	1,543,926
Korn/Ferry International	75,910	4,991,842
MAXIMUS, Inc.	28,900	2,424,710
TaskUS, Inc., Class A(a)	164,050	1,911,182
Total		16,692,990
Trading Companies & Distributors 1.3%
BlueLinx Holdings, Inc.(a)	15,407	2,006,608
H&E Equipment Services, Inc.	47,280	3,034,430
Karat Packaging, Inc.	76,544	2,189,924
Total		7,230,962
Total Industrials		93,602,035
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.2%
Communications Equipment 1.8%
Applied Optoelectronics, Inc.(a)	138,342	1,917,420
Casa Systems, Inc.(a)	595,614	162,960
Infinera Corp.(a)	397,340	2,395,960
Lumentum Holdings, Inc.(a)	76,788	3,635,912
Netscout Systems, Inc.(a)	81,312	1,775,854
Total		9,888,106
Electronic Equipment, Instruments & Components 3.8%
Airgain, Inc.(a)	157,049	855,917
FARO Technologies, Inc.(a)	87,622	1,884,749
IPG Photonics Corp.(a)	30,890	2,801,414
Methode Electronics, Inc.	87,099	1,060,866
OSI Systems, Inc.(a)	20,407	2,914,528
Powerfleet, Inc.(a)	519,438	2,773,799
SmartRent, Inc.(a)	372,730	998,916
TTM Technologies, Inc.(a)	179,400	2,807,610
Vishay Precision Group, Inc.(a)	32,283	1,140,558
Vontier Corp.	79,290	3,596,595
Total		20,834,952
IT Services 0.7%
Kyndryl Holdings, Inc.(a)	184,527	4,015,308
Semiconductors & Semiconductor Equipment 1.9%
Aehr Test Systems(a)	56,420	699,608
Cohu, Inc.(a)	81,191	2,706,096
MagnaChip Semiconductor Corp.(a)	174,100	971,478
Navitas Semiconductor Corp.(a)	266,460	1,271,014
Synaptics, Inc.(a)	42,140	4,111,179
Valens Semiconductor Ltd.(a)	330,169	775,897
Total		10,535,272
Software 1.8%
Cerence, Inc.(a)	98,405	1,549,879
Clear Secure, Inc., Class A	119,193	2,535,235
Cognyte Software Ltd.(a)	168,873	1,396,579
Expensify, Inc., Class A(a)	174,825	321,678
Mitek Systems, Inc.(a)	103,828	1,463,975
Columbia Variable Portfolio – Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Red Violet, Inc.(a)	73,713	1,441,089
Upland Software, Inc.(a)	290,555	897,815
Total		9,606,250
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	393,130	1,094,867
Total Information Technology		55,974,755
Materials 9.6%
Chemicals 2.3%
Arcadium Lithium PLC(a)	512,902	2,210,608
Aspen Aerogels, Inc.(a)	127,245	2,239,512
Chemours Co. LLC (The)	151,481	3,977,891
Tronox Holdings PLC, Class A	252,603	4,382,662
Total		12,810,673
Construction Materials 1.3%
Summit Materials, Inc., Class A(a)	157,873	7,036,399
Containers & Packaging 0.5%
Greif, Inc., Class A	40,479	2,795,075
Metals & Mining 5.0%
Ampco-Pittsburgh Corp.(a)	250,224	542,986
Capstone Copper Corp.(a)	545,845	3,473,614
Centerra Gold, Inc.	437,030	2,581,108
ERO Copper Corp.(a)	145,231	2,800,512
Ferroglobe PLC	361,396	1,799,752
Hudbay Minerals, Inc.	430,467	3,012,681
MP Materials Corp.(a)	242,905	3,473,542
Pan American Silver Corp.	350,703	5,288,601
Torex Gold Resources, Inc.(a)	145,134	2,136,482
Universal Stainless & Alloy Products, Inc.(a)	94,687	2,122,883
Total		27,232,161
Paper & Forest Products 0.5%
Clearwater Paper Corp.(a)	34,194	1,495,304
Glatfelter Corp.(a)	666,138	1,332,276
Total		2,827,580
Total Materials		52,701,888
Real Estate 5.6%
Diversified REITs 0.5%
American Assets Trust, Inc.	136,930	3,000,136
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care REITs 0.2%
Universal Health Realty Income Trust	25,000	917,750
Hotel & Resort REITs 1.4%
Park Hotels & Resorts, Inc.	229,400	4,012,206
RLJ Lodging Trust	297,775	3,519,701
Total		7,531,907
Office REITs 1.0%
Brandywine Realty Trust	367,650	1,764,720
Highwoods Properties, Inc.	135,570	3,549,223
Total		5,313,943
Retail REITs 0.9%
Macerich Co. (The)	297,240	5,121,445
Specialized REITs 1.6%
Outfront Media, Inc.	228,040	3,828,791
PotlatchDeltic Corp.	109,532	5,150,195
Total		8,978,986
Total Real Estate		30,864,167
Utilities 4.3%
Electric Utilities 0.8%
PNM Resources, Inc.	116,873	4,399,100
Gas Utilities 2.2%
National Fuel Gas Co.	102,325	5,496,899
RGC Resources, Inc.	89,957	1,820,730
UGI Corp.	193,860	4,757,324
Total		12,074,953
Multi-Utilities 1.3%
Black Hills Corp.	71,085	3,881,241
Northwestern Energy Group, Inc.	65,134	3,317,274
Total		7,198,515
Total Utilities		23,672,568
Total Common Stocks (Cost $498,367,829)		547,183,094

Columbia Variable Portfolio – Small Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2024 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	54,367	54,356
Total Money Market Funds (Cost $54,356)		54,356
Total Investments in Securities (Cost: $498,422,185)		547,237,450
Other Assets & Liabilities, Net		1,524,255
Net Assets		548,761,705
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	435,115	18,446,110	(18,826,828)	(41)	54,356	(29)	20,128	54,367
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7024_12_C01_(05/24)